Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 51,878	$ 757	$ 735
Accounts receivable, net	6,929		2,675
Prepaid expenses and other current assets	38,393
Total current assets	97,200	757	3,410
Property and equipment, net	187,323	9,798	20,789
Intangible assets, net	95,233
Other assets:
Deposits	5,000	5,000	5,000
Total other assets	287,556	14,798	5,000
Total assets	384,756	15,555	29,199
Current liabilities:
Current portion of debt	525,854	896,584	764,359
Convertible notes payable, net	46,444	10,762
Accounts payable	2,979,179	2,948,964	2,919,628
Accrued expenses	188,903	156,051	78,272
Deferred compensation	90,945	86,307	105,325
Accrued interest	66,011	162,074	88,924
Customer deposits payable	68,851	68,851	68,851
Derivative liability		43,444
Total current liabilities	3,966,187	4,373,037	4,025,359
Long-term liabilities
Long-term portion of debt			123,750
Total long-term liabilities			123,750
Total liabilities	3,966,187	4,373,037	4,149,109
STOCKHOLDERS’ DEFICIT
Common stock, value	20,001	12,984	10,505
Preferred stock, value	31,000	31,000
Additional paid-in capital	4,878,828	3,374,888	2,913,369
Accumulated deficit	(8,511,260)	(7,776,354)	(7,043,784)
Total stockholders’ deficit	(3,581,431)	(4,357,482)	(4,119,910)
Total liabilities and stockholders’ deficit	$ 384,756	$ 15,555	$ 29,199